Vanguard® Wellington™ U.S. Value Active ETF
Schedule of Investments (unaudited)
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.7%)
Communication Services (5.8%)
	Alphabet Inc. Class A	6,350	2,269
	Walt Disney Co.	11,136	1,072
*	EchoStar Corp. Class A	5,516	560
*	Live Nation Entertainment Inc.	2,137	391
			4,292
Consumer Discretionary (8.3%)
*	Amazon.com Inc.	9,501	2,264
	Dick's Sporting Goods Inc.	5,201	1,180
*	Airbnb Inc. Class A	6,068	868
	Hyatt Hotels Corp. Class A	4,211	816
	General Motors Co.	9,259	714
	Pool Corp.	1,678	361
			6,203
Consumer Staples (5.6%)
	Kroger Co.	16,739	929
	Unilever plc ADR	15,375	924
	Tyson Foods Inc. Class A	15,368	880
	Keurig Dr Pepper Inc.	25,497	835
	Constellation Brands Inc. Class A	4,405	613
			4,181
Energy (5.9%)
	SLB Ltd.	29,041	1,350
	ConocoPhillips	7,667	797
	Canadian Natural Resources Ltd.	18,764	741
	Valero Energy Corp.	2,259	588
	Williams Cos. Inc.	6,813	507
	Diamondback Energy Inc.	2,409	424
			4,407
Financials (15.0%)
	Chubb Ltd.	4,647	1,583
	Morgan Stanley	6,945	1,452
	Wells Fargo & Co.	15,871	1,312
	M&T Bank Corp.	5,083	1,210
	Raymond James Financial Inc.	6,231	947
	Ally Financial Inc.	19,784	909
	KKR & Co. Inc.	9,665	887
	KeyCorp	31,184	719
	Tradeweb Markets Inc. Class A	6,840	682
	Pinnacle Financial Partners Inc.	5,751	580
	MetLife Inc.	6,618	560
	Morningstar Inc.	2,238	349
			11,190
Health Care (15.5%)
	Merck & Co. Inc.	14,895	1,914
	UnitedHealth Group Inc.	3,305	1,374
	Cardinal Health Inc.	4,663	1,108
	AstraZeneca plc ADR	5,362	1,017
	Agilent Technologies Inc.	6,784	901
*	Cooper Cos. Inc.	11,245	806
	Haleon plc ADR	73,685	687
*	Charles River Laboratories International Inc.	3,000	680
*	Waters Corp.	1,780	667
	STERIS plc	3,003	632
*	ICON plc	3,632	631
	Becton Dickinson & Co.	3,612	547
	HCA Healthcare Inc.	997	389

		Shares	Market Value ($000)
	Cencora Inc.	596	169
			11,522
Industrials (13.4%)
	Dover Corp.	5,628	1,262
	Deere & Co.	1,862	1,181
	Emerson Electric Co.	7,988	1,144
	Northrop Grumman Corp.	2,001	1,019
*	Boeing Co.	4,515	977
	PACCAR Inc.	7,325	880
	Techtronic Industries Co. Ltd. ADR	9,891	825
	TransUnion	9,782	706
	Canadian National Railway Co.	5,738	684
*	CACI International Inc. Class A	1,273	590
*	Builders FirstSource Inc.	5,939	531
	Regal Rexnord Corp.	691	165
			9,964
Information Technology (14.9%)
	Microsoft Corp.	5,200	1,940
	ASML Holding NV GDR (Registered)	953	1,896
	NXP Semiconductors NV	3,884	1,091
	NVIDIA Corp.	5,380	1,076
*	Dynatrace Inc.	17,942	788
*	MACOM Technology Solutions Holdings Inc.	1,682	640
*	Snowflake Inc.	2,496	635
*	Okta Inc.	4,597	627
*	Advanced Micro Devices Inc.	1,053	612
	Roper Technologies Inc.	1,707	578
*	Zscaler Inc.	3,744	528
*	MongoDB Inc.	1,476	496
	Broadcom Inc.	545	206
			11,113
Materials (5.9%)
*	James Hardie Industries plc	45,194	1,183
	Reliance Inc.	3,012	1,125
	PPG Industries Inc.	4,677	567
	Shin-Etsu Chemical Co. Ltd. ADR	25,299	548
	Nutrien Ltd.	8,479	534
	Freeport-McMoRan Inc.	7,119	448
			4,405
Real Estate (4.1%)
	Prologis Inc.	7,821	1,060
	Equinix Inc.	900	938
	UDR Inc.	14,605	583
	AvalonBay Communities Inc.	2,246	424
			3,005
Utilities (3.3%)
	Sempra	11,503	1,066
	CMS Energy Corp.	9,236	707
	Exelon Corp.	14,852	692
			2,465
Total Common Stocks (Cost $68,072)			72,747
Temporary Cash Investments (1.3%)
Money Market Fund (1.3%)
[1]	Vanguard Market Liquidity Fund, 3.682% (Cost $931)	9,305	931
Total Investments (99.0%) (Cost $69,003)			73,678
Other Assets and Liabilities—Net (1.0%)			771
Net Assets (100%)			74,449
Cost is in $000.

*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2026, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.